Quarterly Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended													4 Months Ended				12 Months Ended
	Mar. 22, 2014	Sep. 07, 2013		Jun. 15, 2013		Mar. 23, 2013		Sep. 08, 2012		Jun. 16, 2012		Mar. 24, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Quarterly Financial Data [Abstract]
Sales and other revenue	$ 8,037.7	$ 8,099.2		$ 8,149.8		$ 8,001.2		$ 8,041.3		$ 8,309.6		$ 8,017.2		$ 10,814.7	[1]	$ 10,793.5	[2]	$ 35,064.9		$ 35,161.5		$ 34,655.7
Gross profit	2,109.3	2,094.7		2,145.8		2,125.3		2,107.6		2,154.5		2,132.3		2,865.7	[1]	2,834.6	[2]	9,231.5		9,229.1		9,277.7
Operating profit	60.5	87.9		139.4		114.2		119.2		136.0		115.3		209.9	[1]	264.9	[2]	551.5		635.4		648.9
Income before income taxes		29.8		92.0		56.2		58.9		66.8		49.9		73.6	[1]	186.7	[2]	251.6		362.2		398.0
Income from continuing operations, net of tax	(83.7)	23.4		62.5		59.6		39.0		44.0		32.6		71.6	[1]	133.5	[2]	217.1		249.2		329.5
Income (loss) from discontinued operations, net of tax	(14.9)	43.0	[3]	(53.7)	[3]	59.2	[3]	117.9	[3]	78.8	[3]	40.4	[3]	3,256.5	[1]	111.8	[2],[3]	3,305.1	[3]	348.9	[3]	188.7
Net income attributable to Safeway Inc.	(97.6)	65.8		8.4		118.9		156.9		122.7		72.9		3,314.3	[1]	244.0	[2]	3,507.5		596.5		516.7
Continuing operations, Earnings per common share, basic (usd per share)	$ (0.37)	$ 0.10		$ 0.26		$ 0.25		$ 0.16		$ 0.18		$ 0.12		$ 0.29	[1]	$ 0.56	[2]	$ 0.90		$ 1.01		$ 0.95
Discontinued operations, Earnings per common share, basic (usd per share)	$ (0.06)	$ 0.17	[3]	$ (0.23)	[3]	$ 0.25	[3]	$ 0.50	[3]	$ 0.33	[3]	$ 0.15	[3]	$ 13.36	[1],[3]	$ 0.46	[2],[3]	$ 13.63	[3]	$ 1.40	[3]	$ 0.54
Total, Basic (usd per share)	$ (0.43)	$ 0.27		$ 0.03		$ 0.50		$ 0.66		$ 0.51		$ 0.27		$ 13.65	[1]	$ 1.02	[2]	$ 14.53		$ 2.41		$ 1.49
Continuing operations, Earnings per common share, diluted (usd per share)	$ (0.37)	$ 0.10		$ 0.26		$ 0.25		$ 0.16		$ 0.18		$ 0.12		$ 0.29	[1]	$ 0.56	[2]	$ 0.89		$ 1.00		$ 0.95
Discontinued operations, Earnings per common share, diluted (usd per share)	$ (0.06)	$ 0.17	[3]	$ (0.23)	[3]	$ 0.24	[3]	$ 0.50	[3]	$ 0.33	[3]	$ 0.15	[3]	$ 13.17	[1],[3]	$ 0.46	[2],[3]	$ 13.49	[3]	$ 1.40	[3]	$ 0.54
Total, Diluted (usd per share)	$ (0.43)	$ 0.27		$ 0.03		$ 0.49		$ 0.66		$ 0.51		$ 0.27		$ 13.46	[1]	$ 1.02	[2]	$ 14.38		$ 2.40		$ 1.49
Loss on foreign currency translation	153.1					0								57.4				57.4		0		0
Impairment of notes receivable														30.0
Gain related to litigation settlement																$ 46.5

[1]	In the fourth quarter of 2013, the Company recorded a loss on foreign currency translation of $57.4 million and an impairment of notes receivable of $30.0 million.
[2]	In the fourth quarter of 2012, Safeway results included a pre-tax gain from legal settlements of $46.5 million.
[3]	See Note B, Discontinued Operations.